Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Total right-of-use assets	$ 4,497	$ 4,665
Lease liabilities, current portion	2,925	3,927
Lease liabilities, noncurrent portion	4,089	2,860
Total lease liabilities	7,014	6,787
Impairment	1,889	2,088
Total	6,638	7,605
Cash paid on lease liabilities	5,089	5,461
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	5,356	$ 3,429
Non-cash: Lease liabilities changed in relation to modifications and terminations	$ (160)
Weighted average remaining lease term (in years)	2 years 6 months 14 days	2 years 5 months 26 days
Weighted average discount rate (as a percent)	3.25%	2.92%
Lease payments:
Not later than 1 year	$ 3,101
Between 1 to 2 years	2,710
Between 2 to 3 years	1,269
Between 3 to 4 years	174
Between 4 to 5 years	37
Total lease payments	7,291
Less: Discount factor	(277)
Total lease liabilities	$ 7,014	$ 6,787
Minimum
Leases
Terms of lease contracts (in years)	1 year
Maximum
Leases
Terms of lease contracts (in years)	8 years
Short-term leases with lease terms equal or less than 12 months
Leases
Lease expenses	$ 208	203
Leases with lease terms greater than 12 months
Leases
Lease expenses	4,541	5,314
Offices
Leases
Total right-of-use assets	4,180	3,321
Offices | HK
Leases
Total right-of-use assets	$ 1,000
Advance notice period for lease termination option (in months)	1 month
Factories
Leases
Total right-of-use assets		113
Warehouse
Leases
Total right-of-use assets		1,061
Others
Leases
Total right-of-use assets	$ 317	$ 170